STOCKHOLDERS' EQUITY (Detail Textuals) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 03, 2017	May 16, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares authorized			200,000,000		200,000,000	200,000,000
Common stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized			10,000,000		10,000,000	10,000,000
Preferred stock, par value (in dollars per share)			$ 0.001		$ 0.001	$ 0.001
Number of shares issuance					400,000	1,393,335
Value of shares issuance				$ 900,000	$ 900,000	$ 2,056,000
Value of shares issued for consideration					4,626,000
Price per share						$ 1.50
Number of common stock issued for convertible debt						233,345
Value of common stock issued for convertible debt						$ 350,000
Per share price						$ 1.50
Common stock issuable			$ 4,676,000		$ 4,676,000	$ 50,000
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition			$ 974,699	$ 2,461,429		$ 199,556
IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock sold				1,020,820
Gross proceeds from common stock sold				$ 8,166,560
Net proceeds from common stock sold				7,251,142
Litigation settlement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Per share price			$ 1.50		$ 1.50	$ 1.50
Common stock issuable			$ 50,000		$ 50,000	$ 50,000
Number Of Common Stock Issuable			33,335		33,335	33,335
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Adjustments to Additional Paid in Capital, Share-based Compensation, Requisite Service Period Recognition			$ 974,699	$ 2,461,429	$ 5,375,359
Total unrecognized compensation cost related to non-vested stock			$ 4,067,375		$ 5,042,075
Unrecognized compensation weighted-average period related to non-vested stock			1 year 3 months 22 days		1 year 6 months 4 days
Luminus Holdings, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issuance				400,000	400,000
Value of shares issuance				$ 900,000	$ 900,000
Stock-based compensation expense					$ 4,626,000
Number of shares issued for compensation expense					600,000
Pacific Seaboard Investments Ltd.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of consulting agreement		from April 24, 2018 to May 1, 2021
Pacific Seaboard Investments Ltd. | Consulting agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of consulting agreement		from April 24, 2018 to May 1, 2021
Value of shares issued for consideration			$ 4,626,000
Number of shares issued for consideration			600,000
Pacific Seaboard Investments Ltd. | Restricted common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issuable		200,000
Number of shares shall be locked up for six months		200,000
Number of shares shall be locked up for 10 months		200,000
Pacific Seaboard Investments Ltd. | Restricted common stock | Consulting agreement
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issuable		200,000
Number of shares shall be locked up for six months		200,000
Number of shares shall be locked up for 10 months		200,000
Xencor, Inc.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issuance	21,094					1,585,000
Value of shares issuance	$ 162,634					$ 12,221,000
Per share price	$ 7.71